Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Emerging Markets Bond Fund
Emerging Markets Corporate Debt Fund

For the period ended September 30, 2024

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 98.14%

CONVERTIBLE BONDS 0.05%

China
Lodging
H World Group Ltd. (cost $55,560)	3.00%	5/1/2026	$48,000	$56,712

CORPORATE BONDS 34.33%

Argentina 0.62%
Energy-Alternate Sources 0.32%
YPF Energia Electrica SA†	10.00%	7/25/2026	350,000	357,526
Oil & Gas 0.23%
Pan American Energy LLC†	8.50%	4/30/2032	249,000	263,121
Pipelines 0.07%
Transportadora de Gas del Sur SA†	8.50%	7/24/2031	74,000	77,208
Total Argentina				697,855

Bahrain 0.49%
Oil & Gas
Bapco Energies BSCC	7.625%	11/7/2024	550,000	550,674

Brazil 2.92%
Airlines 0.17%
Azul Secured Finance LLP†	11.93%	8/28/2028	200,000	194,106
Building Materials 0.22%
St. Mary’s Cement, Inc.†	5.75%	4/2/2034	242,000	249,150
Diversified Financial Services 0.27%
XP, Inc.†	6.75%	7/2/2029	300,000	307,959
Electric 0.27%
Centrais Eletricas Brasileiras SA†	6.50%	1/11/2035	300,000	301,425
Forest Products & Paper 0.19%
LD Celulose International GmbH†(a)	7.95%	1/26/2032	208,000	213,590
Health Care-Services 0.32%
Rede D’or Finance SARL	4.50%	1/22/2030	375,000	360,818
Iron-Steel 0.27%
Vale Overseas Ltd.	6.40%	6/28/2054	290,000	305,784
Media 0.51%
Globo Comunicacao e Participacoes SA†	4.875%	1/22/2030	600,000	567,686
Oil & Gas 0.52%
Cosan Luxembourg SA†	7.25%	6/27/2031	555,000	583,132

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Brazil (continued)
Transportation 0.18%
Rumo Luxembourg SARL	5.25%		1/10/2028		$200,000	$198,814
Total Brazil						3,282,464

Chile 2.47%
Banks 0.19%
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%)	#	–	(b)	200,000	215,483
Electric 0.35%
Alfa Desarrollo SpA†	4.55%		9/27/2051		495,520	391,826
Forest Products & Paper 0.28%
Inversiones CMPC SA†	6.125%		2/26/2034		300,000	318,373
Mining 1.37%
Antofagasta PLC†	6.25%		5/2/2034		200,000	212,953
Corp. Nacional del Cobre de Chile	3.75%		1/15/2031		850,000	795,740
Corp. Nacional del Cobre de Chile†	6.30%		9/8/2053		500,000	532,280
						1,540,973
Oil & Gas 0.28%
Empresa Nacional del Petroleo†	5.95%		7/30/2034		300,000	315,722
Total Chile						2,782,377

China 1.13%
Internet 0.76%
Meituan†(a)	4.625%		10/2/2029		384,000	382,139
Prosus NV†	3.832%		2/8/2051		675,000	475,456
						857,595
Investment Companies 0.37%
Huarong Finance 2019 Co. Ltd.	4.50%		5/29/2029		430,000	411,570
Total China						1,269,165

Colombia 1.45%
Oil & Gas 1.13%
Ecopetrol SA	5.875%		11/2/2051		500,000	363,786
Ecopetrol SA	8.375%		1/19/2036		210,000	214,856
Ecopetrol SA	8.625%		1/19/2029		650,000	701,739
						1,280,381
Pipelines 0.32%
AI Candelaria Spain SA†	5.75%		6/15/2033		437,000	357,967
Total Colombia						1,638,348

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Dominican Republic 0.70%
Energy-Alternate Sources 0.51%
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	$610,000	$577,039
Engineering & Construction 0.19%
Aeropuertos Dominicanos Siglo XXI SA†	7.00%	6/30/2034	200,000	209,626
Total Dominican Republic				786,665

Guatemala 0.52%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029	600,000	584,029

India 1.15%
Commercial Services 0.38%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	500,000	425,981
Energy-Alternate Sources 0.58%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy†	6.70%	3/12/2042	348,796	341,493
Greenko Solar Mauritius Ltd.	5.95%	7/29/2026	310,000	309,523
				651,016
Engineering & Construction 0.19%
IRB Infrastructure Developers Ltd.†	7.11%	3/11/2032	208,000	216,684
Total India				1,293,681

Indonesia 2.94%
Coal 0.23%
Indika Energy Tbk. PT†	8.75%	5/7/2029	250,000	255,996
Electric 1.14%
Minejesa Capital BV	5.625%	8/10/2037	630,000	606,510
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%	6/30/2050	880,000	680,596
				1,287,106
Mining 1.02%
Freeport Indonesia PT†	4.763%	4/14/2027	705,000	710,819
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%	5/15/2030	230,000	234,978
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.80%	5/15/2050	200,000	199,728
				1,145,525

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Indonesia (continued)
Oil & Gas 0.55%
Medco Maple Tree Pte. Ltd.†	8.96%		4/27/2029		$270,000	$285,693
Pertamina Persero PT†	5.625%		5/20/2043		330,000	337,065
						622,758
Total Indonesia						3,311,385

Kazakhstan 1.00%
Oil & Gas 0.43%
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		560,000	488,210
Pipelines 0.57%
QazaqGaz NC JSC†	4.375%		9/26/2027		650,000	634,986
Total Kazakhstan						1,123,196

Kuwait 0.44%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%)	#	–	(b)	500,000	492,260

Macau 1.02%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		385,000	374,536
MGM China Holdings Ltd.†	7.125%		6/26/2031		200,000	205,972
Wynn Macau Ltd.†	5.625%		8/26/2028		580,000	563,558
Total Macau						1,144,066

Malaysia 1.35%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032		650,000	566,858
Petronas Capital Ltd.†	3.404%		4/28/2061		1,300,000	948,938
Total Malaysia						1,515,796

Mexico 3.87%
Banks 0.38%
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%)	#	8/11/2031		250,000	229,029
BBVA Bancomer SA†	5.25%		9/10/2029		200,000	203,010
						432,039
Electric 0.82%
Comision Federal de Electricidad	3.875%		7/26/2033		800,000	674,805
FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple†	7.25%		1/31/2041		235,000	245,446
						920,251

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Mexico (continued)
Oil & Gas 2.10%
Petroleos Mexicanos	6.70%		2/16/2032	$784,000	$703,402
Petroleos Mexicanos	6.75%		9/21/2047	880,000	631,109
Petroleos Mexicanos	6.84%		1/23/2030	1,110,000	1,028,605
					2,363,116
REITS 0.57%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%		7/22/2031	400,000	331,598
Trust Fibra Uno†	7.375%		2/13/2034	300,000	309,229
					640,827
Total Mexico					4,356,233

Morocco 0.25%
Chemicals
OCP SA†	5.125%		6/23/2051	350,000	285,663

Oman 1.37%
Electric 1.07%
OmGrid Funding Ltd.†	5.196%		5/16/2027	1,200,000	1,200,498
Oil & Gas 0.30%
EDO Sukuk Ltd.†	5.875%		9/21/2033	325,000	342,851
Total Oman					1,543,349

Panama 0.49%
Banks
Multibank, Inc.	7.75%		2/3/2028	530,000	557,022

Paraguay 0.26%
Banks
Banco Continental SAECA†	2.75%		12/10/2025	300,000	290,943

Peru 1.47%
Banks 0.58%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%)	#	6/7/2034	415,000	429,766
Banco de Credito del Peru SA†	5.85%		1/11/2029	215,000	224,198
					653,964
Electric 0.18%
Niagara Energy SAC†(a)	5.746%		10/3/2034	200,000	200,687
Oil & Gas 0.71%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	8.55%		9/18/2033	510,000	574,067

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Peru (continued)
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA†	6.24%		7/3/2036		$216,000	$231,603
						805,670
Total Peru						1,660,321

Philippines 0.30%
Retail
Jollibee Worldwide Pte. Ltd.	3.90% (5 yr. CMT + 4.78%)	#	–	(b)	342,000	340,754

Qatar 1.03%
Oil & Gas
QatarEnergy†	2.25%		7/12/2031		679,000	598,135
QatarEnergy†	3.30%		7/12/2051		750,000	563,470
Total Qatar						1,161,605

Saudi Arabia 0.31%
Investment Companies
Gaci First Investment Co.	4.875%		2/14/2035		350,000	345,366

Singapore 0.51%
Banks
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%)	#	10/14/2031		608,000	576,234

South Africa 0.89%
Electric
Eskom Holdings SOC Ltd.	6.35%		8/10/2028		300,000	305,753
Eskom Holdings SOC Ltd.†	7.125%		2/11/2025		700,000	701,694
Total South Africa						1,007,447

Thailand 1.03%
Banks 0.51%
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%)	#	9/25/2034		625,000	580,078
Chemicals 0.52%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031		665,000	583,834
Total Thailand						1,163,912

Turkey 1.93%
Banks 0.62%
Akbank TAS†	9.369% (5 yr. CMT + 5.27%)	#	–	(b)	330,000	342,676

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Turkey (continued)
Yapi ve Kredi Bankasi AS†	9.25% (5 yr. CMT + 5.28%)	#	1/17/2034		$330,000	$352,298
						694,974
Building Materials 0.27%
Sisecam U.K. PLC†	8.625%		5/2/2032		300,000	308,982
Commercial Services 0.51%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS	9.50%		7/10/2036		602,778	570,048
Mining 0.53%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		576,000	599,607
Total Turkey						2,173,611

United Arab Emirates 1.46%
Energy-Alternate Sources 0.48%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		632,420	539,402
Investment Companies 0.26%
MDGH GMTN RSC Ltd.	5.875%		5/1/2034		270,000	296,040
Pipelines 0.72%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		1,000,000	812,044
Total United Arab Emirates						1,647,486

United Kingdom 0.57%
Banks
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%)	#	–	(b)	600,000	638,036

United States 0.16%
Oil & Gas
CITGO Petroleum Corp.†	8.375%		1/15/2029		168,000	174,947

Venezuela 0.23%
Oil & Gas
Petroleos de Venezuela SA(c)	9.00%		11/17/2021		2,490,000	259,419
Total Corporate Bonds (cost $39,294,633)						38,654,309

FOREIGN GOVERNMENT OBLIGATIONS 63.76%

Angola 1.36%
Angola Government International Bonds†	8.25%		5/9/2028		800,000	761,163
Angola Government International Bonds†	9.125%		11/26/2049		925,000	768,397
Total Angola						1,529,560

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Argentina 1.85%
Argentina Republic Government International Bonds	0.75%	(d)	7/9/2030	$1,075,470	$653,348
Argentina Republic Government International Bonds	3.50%	(d)	7/9/2041	378,703	173,336
Argentina Republic Government International Bonds	4.125%	(d)	7/9/2035	1,046,737	505,051
Argentina Republic Government International Bonds	4.125%	(d)	7/9/2046	375,000	189,937
Argentina Republic Government International Bonds	5.00%	(d)	1/9/2038	1,081,193	566,457
Total Argentina					2,088,129

Azerbaijan 0.16%
Republic of Azerbaijan International Bonds	3.50%		9/1/2032	200,000	180,036

Bahrain 2.13%
Bahrain Government International Bonds†	7.00%		1/26/2026	900,000	920,433
Bahrain Government International Bonds†	7.50%		2/12/2036	700,000	758,433
Bahrain Government International Bonds	7.50%		9/20/2047	700,000	718,229
Total Bahrain					2,397,095

Bermuda 0.25%
Bermuda Government International Bonds†	2.375%		8/20/2030	320,000	283,136

Brazil 2.54%
Brazil Government International Bonds	6.125%		3/15/2034	1,281,000	1,308,592
Brazil Government International Bonds	7.125%		5/13/2054	1,500,000	1,555,675
Total Brazil					2,864,267

Chile 1.56%
Chile Government International Bonds	4.95%		1/5/2036	1,130,000	1,147,239
Chile Government International Bonds	5.33%		1/5/2054	600,000	607,710
Total Chile					1,754,949

Colombia 2.67%
Colombia Government International Bonds	4.125%		5/15/2051	750,000	475,253
Colombia Government International Bonds	5.00%		6/15/2045	1,735,000	1,284,201
Colombia Government International Bonds	7.50%		2/2/2034	1,200,000	1,248,041
Total Colombia					3,007,495

Costa Rica 0.89%
Costa Rica Government International Bonds†	5.625%		4/30/2043	550,000	516,633
Costa Rica Government International Bonds†	6.55%		4/3/2034	450,000	479,654
Total Costa Rica					996,287

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Dominican Republic 2.16%
Dominican Republic International Bonds†	4.50%	1/30/2030	$1,200,000	$1,150,242
Dominican Republic International Bonds†	5.30%	1/21/2041	750,000	691,665
Dominican Republic International Bonds†	5.875%	1/30/2060	634,000	595,541
Total Dominican Republic				2,437,448

Ecuador 1.45%
Ecuador Government International Bonds†	5.00%(d)	7/31/2040	1,740,077	903,646
Ecuador Government International Bonds†	5.50%(d)	7/31/2035	1,275,000	727,912
Total Ecuador				1,631,558

Egypt 3.25%
Egypt Government International Bonds†	7.30%	9/30/2033	1,100,000	936,504
Egypt Government International Bonds	7.60%	3/1/2029	250,000	241,739
Egypt Government International Bonds	7.60%	3/1/2029	1,400,000	1,353,741
Egypt Government International Bonds†	7.903%	2/21/2048	920,000	711,776
Egypt Government International Bonds†	8.75%	9/30/2051	500,000	410,238
Total Egypt				3,653,998

El Salvador 1.49%
El Salvador Government International Bonds†	0.25%	4/17/2030	423,000	9,292
El Salvador Government International Bonds	7.625%	2/1/2041	620,000	508,158
El Salvador Government International Bonds	7.65%	6/15/2035	850,000	735,987
El Salvador Government International Bonds†	9.25%	4/17/2030	423,000	421,525
Total El Salvador				1,674,962

Gabon 0.14%
Gabon Government International Bonds	6.625%	2/6/2031	200,000	155,281

Ghana 1.03%
Ghana Government International Bonds	6.375%	2/11/2027	985,000	516,356
Ghana Government International Bonds	8.625%	4/7/2034	500,000	266,141
Ghana Government International Bonds†	8.627%	6/16/2049	725,000	379,356
Total Ghana				1,161,853

Guatemala 0.92%
Guatemala Government Bonds	3.70%	10/7/2033	250,000	215,329
Guatemala Government Bonds†	4.375%	6/5/2027	325,000	317,939
Guatemala Government Bonds†	6.125%	6/1/2050	200,000	191,950
Guatemala Government Bonds†	6.55%	2/6/2037	300,000	311,640
Total Guatemala				1,036,858

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Hungary 2.50%
Hungary Government International Bonds	3.125%	9/21/2051		$750,000	$502,547
Hungary Government International Bonds	5.25%	6/16/2029		866,000	879,744
Hungary Government International Bonds	5.50%	6/16/2034		1,100,000	1,124,475
Hungary Government International Bonds†	6.125%	5/22/2028		300,000	313,125
Total Hungary					2,819,891

India 1.00%
Export-Import Bank of India	5.50%	1/18/2033		1,075,000	1,130,486

Indonesia 1.60%
Indonesia Government International Bonds	1.85%	3/12/2031		1,860,000	1,602,797
Perusahaan Penerbit SBSN Indonesia III†	4.70%	6/6/2032		200,000	202,769
Total Indonesia					1,805,566

Jordan 0.60%
Jordan Government International Bonds†	5.85%	7/7/2030		500,000	472,518
Jordan Government International Bonds†	7.50%	1/13/2029		200,000	203,653
Total Jordan					676,171

Kenya 1.04%
Republic of Kenya Government International Bonds†	6.30%	1/23/2034		520,000	426,605
Republic of Kenya Government International Bonds	8.25%	2/28/2048		200,000	170,229
Republic of Kenya Government International Bonds†	9.75%	2/16/2031		568,000	575,100
Total Kenya					1,171,934

Latvia 0.28%
Latvia Government International Bonds†	5.125%	7/30/2034		300,000	311,480

Lebanon 0.14%
Lebanon Government International Bonds(c)	Zero Coupon	2/26/2030		1,948,000	152,535

Mexico 2.54%
Mexico Bonos	7.75%	5/29/2031	MXN	2,080,000	98,282
Mexico Government International Bonds	3.771%	5/24/2061		$560,000	367,307
Mexico Government International Bonds	5.00%	5/7/2029		455,000	458,448
Mexico Government International Bonds	6.00%	5/7/2036		950,000	969,847
Mexico Government International Bonds	6.338%	5/4/2053		974,000	970,815
Total Mexico					2,864,699

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Morocco 0.79%
Morocco Government International Bonds†	3.00%	12/15/2032	$600,000	$516,104
Morocco Government International Bonds†	4.00%	12/15/2050	500,000	370,876
Total Morocco				886,980

Nigeria 2.34%
Nigeria Government International Bonds†	6.50%	11/28/2027	1,250,000	1,175,534
Nigeria Government International Bonds†	7.375%	9/28/2033	1,150,000	979,869
Nigeria Government International Bonds	8.25%	9/28/2051	600,000	480,086
Total Nigeria				2,635,489

Oman 1.72%
Oman Government International Bonds†	6.25%	1/25/2031	800,000	855,405
Oman Government International Bonds†	6.75%	1/17/2048	1,000,000	1,085,175
Total Oman				1,940,580

Pakistan 0.92%
Pakistan Government International Bonds	6.00%	4/8/2026	415,000	390,042
Pakistan Government International Bonds	7.375%	4/8/2031	765,000	649,973
Total Pakistan				1,040,015

Panama 1.81%
Panama Government International Bonds	2.252%	9/29/2032	1,480,000	1,148,035
Panama Government International Bonds	3.87%	7/23/2060	1,410,000	891,754
Total Panama				2,039,789

Paraguay 0.78%
Paraguay Government International Bonds†	5.40%	3/30/2050	375,000	350,746
Paraguay Government International Bonds†	5.85%	8/21/2033	500,000	522,522
Total Paraguay				873,268

Peru 2.56%
Peru Government International Bonds	1.862%	12/1/2032	1,100,000	885,480
Peru Government International Bonds	3.00%	1/15/2034	1,900,000	1,633,843
Peru Government International Bonds	5.875%	8/8/2054	350,000	368,095
Total Peru				2,887,418

Philippines 1.45%
Philippines Government International Bonds	2.65%	12/10/2045	1,000,000	705,350
ROP Sukuk Trust†	5.045%	6/6/2029	900,000	928,366
Total Philippines				1,633,716

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Poland 1.74%
Bank Gospodarstwa Krajowego†	5.75%	7/9/2034		$200,000	$210,046
Republic of Poland Government International Bonds	5.125%	9/18/2034		600,000	617,658
Republic of Poland Government International Bonds	5.50%	4/4/2053		1,100,000	1,128,235
Total Poland					1,955,939

Qatar 0.79%
Qatar Government International Bonds†	4.40%	4/16/2050		950,000	883,810

Romania 1.39%
Romania Government International Bonds†	2.625%	12/2/2040	EUR	500,000	373,463
Romania Government International Bonds	4.00%	2/14/2051		$400,000	292,837
Romania Government International Bonds†	5.75%	3/24/2035		546,000	542,997
Romania Government International Bonds	7.125%	1/17/2033		320,000	350,553
Total Romania					1,559,850

Saudi Arabia 1.99%
KSA Sukuk Ltd.†	5.25%	6/4/2034		250,000	261,301
Saudi Government International Bonds†	3.45%	2/2/2061		2,900,000	1,981,091
Total Saudi Arabia					2,242,392

Senegal 0.66%
Senegal Government International Bonds†	5.375%	6/8/2037	EUR	220,000	180,658
Senegal Government International Bonds†	6.25%	5/23/2033		$350,000	302,216
Senegal Government International Bonds	6.75%	3/13/2048		350,000	258,969
Total Senegal					741,843

Serbia 0.65%
Serbia International Bonds†	6.00%	6/12/2034		200,000	206,255
Serbia International Bonds†	6.25%	5/26/2028		500,000	521,275
Total Serbia					727,530

South Africa 2.32%
Republic of South Africa Government International Bonds	4.30%	10/12/2028		1,556,000	1,509,291
Republic of South Africa Government International Bonds	5.75%	9/30/2049		1,323,000	1,102,092
Total South Africa					2,611,383

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Sri Lanka 1.03%
Sri Lanka Government International Bonds†(c)	5.75%		4/18/2023		$631,000	$348,221
Sri Lanka Government International Bonds†(c)	5.875%		7/25/2022		920,000	500,878
Sri Lanka Government International Bonds†	7.55%		3/28/2030		550,000	310,790
Total Sri Lanka						1,159,889

Supranational 0.24%
African Export-Import Bank	3.798%		5/17/2031		300,000	267,632

Trinidad And Tobago 0.62%
Trinidad & Tobago Government International Bonds†	6.40%		6/26/2034		675,000	698,203

Turkey 3.23%
Istanbul Metropolitan Municipality†	10.50%		12/6/2028		500,000	550,184
Turkiye Government Bonds	37.00%		2/18/2026	TRY	1,860,000	53,928
Turkiye Government International Bonds(e)	5.75%		5/11/2047		$1,250,000	1,015,648
Turkiye Government International Bonds	7.625%		5/15/2034		1,250,000	1,329,696
Turkiye Ihracat Kredi Bankasi AS†	7.50%		2/6/2028		300,000	311,651
Turkiye Ihracat Kredi Bankasi AS†	9.00%		1/28/2027		350,000	374,299
Total Turkey						3,635,406

Ukraine 0.77%
Ukraine Government International Bonds†(d)	Zero Coupon		2/1/2030		38,861	17,152
Ukraine Government International Bonds†(d)	Zero Coupon		2/1/2034		145,218	49,329
Ukraine Government International Bonds†(d)	Zero Coupon		2/1/2035		122,719	53,897
Ukraine Government International Bonds†(d)	Zero Coupon		2/1/2036		102,266	44,371
Ukraine Government International Bonds	Zero Coupon	#(f)	8/1/2041		400,000	284,443
Ukraine Government International Bonds†(d)	1.75%		2/1/2029		186,000	109,748
Ukraine Government International Bonds†(d)	1.75%		2/1/2034		142,283	63,627
Ukraine Government International Bonds†(d)	1.75%		2/1/2035		248,996	108,936
Ukraine Government International Bonds†(d)	1.75%		2/1/2036		320,138	138,323
Total Ukraine						869,826

United Arab Emirates 1.13%
Abu Dhabi Government International Bonds†	3.125%		9/30/2049		450,000	330,991
Finance Department Government of Sharjah	3.625%		3/10/2033		500,000	438,891
UAE International Government Bonds†	3.25%		10/19/2061		700,000	504,712
Total United Arab Emirates						1,274,594

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Uruguay 0.57%
Uruguay Government International Bonds	4.975%	4/20/2055		$226,000	$220,099
Uruguay Government International Bonds	5.75%	10/28/2034		385,000	418,176
Total Uruguay					638,275

Uzbekistan 0.18%
Republic of Uzbekistan International Bonds†	6.90%	2/28/2032		200,000	202,077

Venezuela 0.27%
Venezuela Government International Bonds(c)	Zero Coupon	8/23/2022		1,860,000	305,693

Zambia 0.26%
Zambia Government International Bonds	0.50%	12/31/2053		200,000	98,637
Zambia Government International Bonds(d)	5.75%	6/30/2033		217,391	192,163
Total Zambia					290,800
Total Foreign Government Obligations (cost $77,051,849)					71,788,071
Total Long-Term Investments (cost $116,402,042)					110,499,092

SHORT-TERM INVESTMENTS 1.59%

Foreign Government Obligations 0.10%
Egypt Treasury Bills (cost $115,481)	Zero Coupon	12/10/2024	EGP	5,900,000	116,015

REPURCHASE AGREEMENTS 0.88%
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $1,025,300 of U.S. Treasury Note at 2.125% due 5/31/2026; value: $1,006,571; proceeds: $986,740 (cost $986,675)				$986,675	986,675

Time Deposits 0.06%
CitiBank N.A.(g) (cost $68,800)				68,800	68,800

				Shares
Money Market Funds 0.55%
Fidelity Government Portfolio(g) (cost $619,200)				619,200	619,200
Total Short-Term Investments (cost $1,790,156)					1,790,690
Total Investments in Securities 99.73% (cost $118,192,198)					112,289,782
Other Assets and Liabilities - Net(h) 0.27%					302,660
Net Assets 100.00%					$112,592,442

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

EGP	Egyptian Pound.
EUR	Euro.
MXN	Mexican Peso.
TRY	Turkish Lira.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $58,221,246, which represents 51.71% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Defaulted (non-income producing security).
(d)	Step Bond - Security with a predetermined schedule of interest rate changes.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at September 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	11/20/2024	504,000	$557,172	$562,142	$(4,970)

Futures Contracts at September 30, 2024:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2024	23	Short		$(2,630,565)		$(2,628,468)	$2,097
U.S. 2-Year Treasury Note	December 2024	50	Long		10,387,236		10,412,109	24,873
U.S. Ultra Bond	December 2024	15	Short		(2,010,213)		(1,996,406)	13,807
Total Unrealized Appreciation on Futures Contracts								$40,777

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bund	December 2024	5	Short	EUR	(666,449)	EUR	(674,600)	$(9,074)
U.S. 10-Year Ultra Treasury Note	December 2024	104	Short		$(12,289,628)		$(12,302,875)	(13,247)
U.S. 5-Year Treasury Note	December 2024	10	Short		(1,097,340)		(1,098,828)	(1,488)
U.S. Long Bond	December 2024	56	Long		6,958,638		6,954,500	(4,138)
Total Unrealized Depreciation on Futures Contracts								$(27,947)

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$56,712	$–	$56,712
Corporate Bonds	–	38,654,309	–	38,654,309
Foreign Government Obligations	–	71,788,071	–	71,788,071
Short-Term Investments
Repurchase Agreements	–	986,675	–	986,675
Time Deposits	–	68,800	–	68,800
Money Market Funds	619,200	–	–	619,200
Foreign Government Obligations	–	116,015	–	116,015
Total	$619,200	$111,670,582	$–	$112,289,782
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(4,970)	–	(4,970)
Futures Contracts
Assets	40,777	–	–	40,777
Liabilities	(27,947)	–	–	(27,947)
Total	$12,830	$(4,970)	$–	$7,860

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Condensed Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 93.29%

COMMON STOCKS 0.09%

United States
Chemicals
Mosaic Co. (cost $67,800)			1,291	$34,573

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 0.73%

China 0.14%
Equity Real Estate 0.10%
Sunac China Holdings Ltd. (cost $36,600)	Zero Coupon	9/30/2028	$100,000	36,030
Lodging 0.04%
H World Group Ltd. (cost $13,890)	3.00%	5/1/2026	12,000	14,178
Total China				50,208

Macau 0.59%
Lodging
Wynn Macau Ltd.† (cost $200,000)	4.50%	3/7/2029	200,000	212,800
Total Convertible Bonds (cost $250,490)				263,008

CORPORATE BONDS 87.76%

Argentina 1.34%
Energy-Alternate Sources 0.43%
YPF Energia Electrica SA†	10.00%	7/25/2026	150,000	153,225
Oil & Gas 0.85%
Pan American Energy LLC†	8.50%	4/30/2032	77,000	81,367
YPF SA†	6.95%	7/21/2027	69,000	67,179
YPF SA†	9.50%	1/17/2031	150,000	158,448
				306,994
Pipelines 0.06%
Transportadora de Gas del Sur SA†	8.50%	7/24/2031	20,000	20,867
Total Argentina				481,086

Australia 0.51%
Mining
AngloGold Ashanti Holdings PLC	3.75%	10/1/2030	200,000	185,050

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Brazil 6.85%
Airlines 0.54%
Azul Secured Finance LLP†	11.93%		8/28/2028		$200,000	$194,106
Building Materials 0.57%
St. Mary’s Cement, Inc.†	5.75%		4/2/2034		200,000	205,909
Diversified Financial Services 0.57%
XP, Inc.†	6.75%		7/2/2029		200,000	205,306
Electric 0.56%
Centrais Eletricas Brasileiras SA†	6.50%		1/11/2035		200,000	200,950
Forest Products & Paper 0.57%
LD Celulose International GmbH†(a)	7.95%		1/26/2032		200,000	205,375
Health Care-Services 0.55%
Rede D’or Finance SARL	4.95%		1/17/2028		200,000	198,351
Iron-Steel 1.19%
CSN Resources SA	4.625%		6/10/2031		200,000	162,552
Samarco Mineracao SA	9.00%		6/30/2031		152,643	143,110
Vale Overseas Ltd.	6.40%		6/28/2054		117,000	123,368
						429,030
Media 0.53%
Globo Comunicacao e Participacoes SA†	4.875%		1/22/2030		200,000	189,229
Oil & Gas 1.17%
Cosan Luxembourg SA†	7.25%		6/27/2031		200,000	210,138
Raizen Fuels Finance SA†	6.45%		3/5/2034		200,000	211,808
						421,946
Water 0.60%
Aegea Finance SARL†	9.00%		1/20/2031		200,000	216,588
Total Brazil						2,466,790

Chile 4.60%
Banks 1.14%
Banco de Credito e Inversiones SA†	3.50%		10/12/2027		200,000	194,760
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%)	#	–	(b)	200,000	215,483
						410,243
Electric 1.09%
Alfa Desarrollo SpA†	4.55%		9/27/2051		247,760	195,913
Colbun SA	3.95%		10/11/2027		200,000	195,686
						391,599
Forest Products & Paper 0.59%
Inversiones CMPC SA†	6.125%		2/26/2034		200,000	212,248

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chile (continued)
Mining 1.20%
Antofagasta PLC†	6.25%		5/2/2034	$200,000	$212,953
Corp. Nacional del Cobre de Chile	6.44%		1/26/2036	200,000	218,170
					431,123
Oil & Gas 0.58%
Empresa Nacional del Petroleo†	5.95%		7/30/2034	200,000	210,482
Total Chile					1,655,695

China 5.86%
Diversified Financial Services 0.85%
BOC Aviation USA Corp.†	4.875%		5/3/2033	300,000	304,448
Gas 0.54%
ENN Clean Energy International Investment Ltd.	3.375%		5/12/2026	200,000	194,249
Internet 2.58%
Meituan†(a)	4.625%		10/2/2029	288,000	286,604
Prosus NV	3.061%		7/13/2031	200,000	176,590
Prosus NV†	3.832%		2/8/2051	400,000	281,752
Weibo Corp.	3.375%		7/8/2030	200,000	183,830
					928,776
Investment Companies 0.53%
Huarong Finance 2019 Co. Ltd.	4.50%		5/29/2029	200,000	191,428
Real Estate 0.86%
Kaisa Group Holdings Ltd.(c)	11.95%		10/22/2022	400,000	18,800
Longfor Group Holdings Ltd.	3.95%		9/16/2029	200,000	149,994
Ronshine China Holdings Ltd.(c)	8.10%		6/9/2023	200,000	2,170
Shimao Group Holdings Ltd.(c)	3.45%		1/11/2031	200,000	13,000
Vanke Real Estate Hong Kong Co. Ltd.	3.50%		11/12/2029	200,000	126,921
					310,885
Telecommunications 0.50%
Xiaomi Best Time International Ltd.	2.875%		7/14/2031	200,000	178,505
Total China					2,108,291

Colombia 3.71%
Banks 1.11%
Banco de Bogota SA†	6.25%		5/12/2026	200,000	201,188
Bancolombia SA	4.625% (5 yr. CMT + 2.94%)	#	12/18/2029	200,000	198,095
					399,283

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Colombia (continued)
Oil & Gas 2.03%
Ecopetrol SA	5.875%	11/2/2051	$302,000	$219,726
Ecopetrol SA	8.375%	1/19/2036	270,000	276,244
Ecopetrol SA	8.625%	1/19/2029	217,000	234,273
				730,243
Pipelines 0.57%
AI Candelaria Spain SA†	5.75%	6/15/2033	250,000	204,787
Total Colombia				1,334,313

Dominican Republic 1.11%
Energy-Alternate Sources 0.53%
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	200,000	189,193
Engineering & Construction 0.58%
Aeropuertos Dominicanos Siglo XXI SA†	7.00%	6/30/2034	200,000	209,626
Total Dominican Republic				398,819

Ghana 0.55%
Oil & Gas
Kosmos Energy Ltd.†	7.75%	5/1/2027	200,000	197,849

Guatemala 1.10%
Beverages 0.55%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029	203,000	197,596
Electric 0.55%
Investment Energy Resources Ltd.	6.25%	4/26/2029	200,000	197,771
Total Guatemala				395,367

Hong Kong 0.57%
Insurance
AIA Group Ltd.†	5.375%	4/5/2034	200,000	206,566

India 5.88%
Commercial Services 1.25%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	300,000	255,589
JSW Infrastructure Ltd.	4.95%	1/21/2029	200,000	194,774
				450,363
Electric 1.33%
Adani Transmission Step-One Ltd.†	4.00%	8/3/2026	300,000	291,189
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries	4.50%	7/14/2028	200,000	187,362
				478,551

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
India (continued)
Energy-Alternate Sources 0.56%
Greenko Solar Mauritius Ltd.	5.95%		7/29/2026	$200,000	$199,692
Engineering & Construction 1.60%
GMR Hyderabad International Airport Ltd.	4.25%		10/27/2027	200,000	192,031
IRB Infrastructure Developers Ltd.†	7.11%		3/11/2032	200,000	208,350
Summit Digitel Infrastructure Ltd.†	2.875%		8/12/2031	200,000	173,965
					574,346
Iron-Steel 0.53%
JSW Steel Ltd.	3.95%		4/5/2027	200,000	191,380
Oil & Gas 0.61%
Reliance Industries Ltd.	2.875%		1/12/2032	250,000	221,128
Total India					2,115,460

Indonesia 3.91%
Coal 0.71%
Indika Energy Tbk. PT†	8.75%		5/7/2029	250,000	255,997
Electric 2.04%
Cikarang Listrindo Tbk. PT	4.95%		9/14/2026	200,000	197,011
Minejesa Capital BV	5.625%		8/10/2037	350,000	336,950
Sorik Marapi Geothermal Power PT†	7.75%		8/5/2031	200,000	198,750
					732,711
Mining 1.16%
Freeport Indonesia PT	6.20%		4/14/2052	200,000	213,005
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%		5/15/2030	200,000	204,329
					417,334
Total Indonesia					1,406,042

Israel 2.57%
Banks 0.53%
Bank Leumi Le-Israel BM†	3.275% (5 yr. CMT + 1.63%)	#	1/29/2031	200,000	190,582
Oil & Gas 0.18%
Leviathan Bond Ltd.†	6.75%		6/30/2030	70,000	63,951
Pharmaceuticals 1.86%
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026	500,000	480,979
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046	255,000	189,762
					670,741
Total Israel					925,274

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Kazakhstan 2.39%
Oil & Gas
KazMunayGas National Co. JSC	5.375%		4/24/2030		$200,000	$202,003
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	199,221
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	199,221
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		300,000	261,541
Total Kazakhstan						861,986

Kuwait 1.34%
Banks
NBK SPC Ltd.†	1.625% (SOFR + 1.05%)	#	9/15/2027		200,000	188,747
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%)	#	–	(b)	300,000	295,356
Total Kuwait						484,103

Macau 2.75%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	194,564
MGM China Holdings Ltd.†	7.125%		6/26/2031		200,000	205,972
Sands China Ltd.	5.40%		8/8/2028		200,000	202,050
Studio City Co. Ltd.†	7.00%		2/15/2027		200,000	202,430
Studio City Finance Ltd.	5.00%		1/15/2029		200,000	184,002
Total Macau						989,018

Malaysia 1.58%
Oil & Gas 0.49%
Petronas Capital Ltd.	2.48%		1/28/2032		200,000	174,418
Transportation 1.09%
MISC Capital Two Labuan Ltd.	3.75%		4/6/2027		400,000	393,300
Total Malaysia						567,718

Mexico 4.85%
Banks 1.10%
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%)	#	8/11/2031		200,000	183,223
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039		200,000	212,138
						395,361
Electric 1.05%
Comision Federal de Electricidad	3.875%		7/26/2033		200,000	168,701

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Mexico (continued)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple†	7.25%	1/31/2041		$200,000	$208,890
					377,591
Mining 1.16%
Industrias Penoles SAB de CV†	4.75%	8/6/2050		400,000	321,526
Southern Copper Corp.	5.25%	11/8/2042		100,000	97,710
					419,236
Oil & Gas 0.51%
Petroleos Mexicanos	6.49%	1/23/2027		186,000	183,271
REITS 1.03%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%	7/22/2031		200,000	165,799
Trust Fibra Uno†	7.375%	2/13/2034		200,000	206,153
					371,952
Total Mexico					1,747,411

Morocco 1.11%
Chemicals
OCP SA†	3.75%	6/23/2031		200,000	179,935
OCP SA†	7.50%	5/2/2054		200,000	218,034
Total Morocco					397,969

Nigeria 0.29%
Banks
BOI Finance BV†	7.50%	2/16/2027	EUR	100,000	105,617

Panama 1.07%
Banks 0.58%
Multibank, Inc.	7.75%	2/3/2028		$200,000	210,197
Electric 0.49%
AES Panama Generation Holdings SRL	4.375%	5/31/2030		193,026	175,226
Total Panama					385,423

Paraguay 0.90%
Banks 0.54%
Banco Continental SAECA†	2.75%	12/10/2025		200,000	193,962
Telecommunications 0.36%
Telefonica Celular del Paraguay SA	5.875%	4/15/2027		131,000	130,012
Total Paraguay					323,974

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Peru 3.48%
Banks 1.05%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%)	#	6/7/2034		$200,000	$207,116
Banco de Credito del Peru SA†	5.85%		1/11/2029		165,000	172,059
						379,175
Electric 0.56%
Niagara Energy SAC†(a)	5.746%		10/3/2034		200,000	200,687
Oil & Gas 0.84%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	8.55%		9/18/2033		200,000	225,124
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA†	6.24%		7/3/2036		71,000	76,129
						301,253
Packaging & Containers 0.51%
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA	3.50%		8/2/2028		200,000	184,178
Retail 0.52%
InRetail Consumer†	3.25%		3/22/2028		200,000	187,744
Total Peru						1,253,037

Philippines 1.66%
Holding Companies-Diversified 0.55%
San Miguel Corp.	5.50% (5 yr. CMT + 10.24%)	#	–	(b)	200,000	197,859
Oil & Gas 0.56%
Petron Corp.	5.95% (5 yr. CMT + 7.57%)	#	–	(b)	200,000	199,665
Retail 0.55%
Jollibee Worldwide Pte. Ltd.	3.90% (5 yr. CMT + 4.78%)	#	–	(b)	200,000	199,272
Total Philippines						596,796

Qatar 2.14%
Banks 0.80%
QNB Finance Ltd.	2.75%		2/12/2027		300,000	289,277
Gas 0.34%
Nakilat, Inc.†	6.267%		12/31/2033		115,810	122,916
Oil & Gas 0.49%
QatarEnergy†	2.25%		7/12/2031		200,000	176,181
Telecommunications 0.51%
Ooredoo International Finance Ltd.†	2.625%		4/8/2031		200,000	181,613
Total Qatar						769,987

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Russia 0.00%
Banks
Alfa Bank AO Via Alfa Bond Issuance PLC	5.50% (5 yr. CMT + 4.55%)		10/26/2031		$300,000	$–	(d)
Sberbank of Russia Via SB Capital SA(c)	5.25%		5/23/2023		450,000	–	(d)
Total Russia						–

Saudi Arabia 2.86%
Electric 0.57%
Saudi Electricity Sukuk Programme Co.	5.684%		4/11/2053		200,000	204,873
Oil & Gas 1.22%
Saudi Arabian Oil Co.	2.25%		11/24/2030		500,000	440,575
Pipelines 1.07%
EIG Pearl Holdings SARL	3.545%		8/31/2036		200,000	178,182
Greensaif Pipelines Bidco SARL†	6.103%		8/23/2042		200,000	207,330
						385,512
Total Saudi Arabia						1,030,960

Singapore 1.06%
Banks
DBS Group Holdings Ltd.	1.822% (5 yr. CMT + 1.10%)	#	3/10/2031		200,000	192,323
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%)	#	10/14/2031		200,000	189,551
Total Singapore						381,874

South Africa 2.42%
Mining
Anglo American Capital PLC†	5.75%		4/5/2034		450,000	469,996
Gold Fields Orogen Holdings BVI Ltd.	6.125%		5/15/2029		200,000	209,997
Stillwater Mining Co.	4.00%		11/16/2026		200,000	191,228
Total South Africa						871,221

South Korea 4.43%
Banks 1.10%
KEB Hana Bank	3.50% (5 yr. CMT + 2.41%)	#	–	(b)	200,000	191,665
Woori Bank†	6.375% (5 yr. CMT + 2.28%)	#	–	(b)	200,000	205,690
						397,355
Chemicals 0.57%
Kraton Corp.†	5.00%		7/15/2027		200,000	203,967

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
South Korea (continued)
Electric 0.79%
Korea Midland Power Co. Ltd.	1.25%		8/9/2026		$300,000	$283,425
Energy-Alternate Sources 0.83%
Hanwha Energy USA Holdings Corp.†	4.125%		7/5/2025		300,000	298,789
Home Furnishings 0.57%
LG Electronics, Inc.†	5.625%		4/24/2027		200,000	205,622
Semiconductors 0.57%
SK Hynix, Inc.†	5.50%		1/16/2029		200,000	206,571
Total South Korea						1,595,729

Taiwan 1.96%
Semiconductors
TSMC Global Ltd.	2.25%		4/23/2031		800,000	703,953

Thailand 2.23%
Banks 1.25%
Bangkok Bank PCL†	3.466% (5 yr. CMT + 2.15%)	#	9/23/2036		300,000	264,922
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%)	#	9/25/2034		200,000	185,625
						450,547
Chemicals 0.49%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031		200,000	175,589
Oil & Gas 0.49%
Thaioil Treasury Center Co. Ltd.†	2.50%		6/18/2030		200,000	177,308
Total Thailand						803,444

Turkey 3.41%
Banks 1.74%
Akbank TAS†	7.498%		1/20/2030		200,000	206,653
Akbank TAS†	9.369% (5 yr. CMT + 5.27%)	#	–	(b)	200,000	207,682
Yapi ve Kredi Bankasi AS†	9.25% (5 yr. CMT + 5.28%)	#	1/17/2034		200,000	213,514
						627,849
Building Materials 0.57%
Sisecam U.K. PLC†	8.625%		5/2/2032		200,000	205,988
Commercial Services 0.52%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036		197,632	186,901

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Turkey (continued)
Mining 0.58%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		$200,000	$208,197
Total Turkey						1,228,935

Ukraine 0.53%
Agriculture
Kernel Holding SA	6.50%		10/17/2024		200,000	191,681

United Arab Emirates 2.12%
Banks 0.55%
First Abu Dhabi Bank PJSC	4.50% (5 yr. CMT + 4.14%)	#	–	(b)	200,000	197,086
Energy-Alternate Sources 0.44%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		188,782	161,016
Pipelines 1.13%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		500,000	406,022
Total United Arab Emirates						764,124

United Kingdom 3.30%
Banks 2.32%
Standard Chartered PLC	3.516% (5 yr. CMT + 1.85%)	#	2/12/2030		200,000	198,356
Standard Chartered PLC†	6.301% (1 yr. CMT + 2.45%)	#	1/9/2029		200,000	210,481
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%)	#	–	(b)	400,000	425,357
						834,194
Retail 0.98%
CK Hutchison International 21 Ltd.	2.50%		4/15/2031		400,000	353,392
Total United Kingdom						1,187,586

United States 0.76%
Auto Manufacturers 0.37%
Hyundai Capital America†	5.68%		6/26/2028		130,000	134,899
Chemicals 0.24%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		88,000	86,216
Oil & Gas 0.15%
CITGO Petroleum Corp.†	8.375%		1/15/2029		51,000	53,109
Total United States						274,224

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Zambia 0.56%
Mining
First Quantum Minerals Ltd.†	8.625%	6/1/2031	$200,000	$200,650
Total Corporate Bonds (cost $32,301,517)				31,594,022

FOREIGN GOVERNMENT OBLIGATIONS 4.71%

Egypt 0.47%
Egypt Government International Bonds†	7.30%	9/30/2033	200,000	170,273

Nigeria 0.51%
Nigeria Government International Bonds	6.125%	9/28/2028	200,000	181,993

Romania 0.57%
Romania Government International Bonds†	5.875%	1/30/2029	200,000	205,178

South Korea 0.57%
Korea Electric Power Corp.†	5.375%	7/31/2026	200,000	203,813

Supranational 1.42%
African Export-Import Bank†	2.634%	5/17/2026	350,000	334,449
African Export-Import Bank	3.798%	5/17/2031	200,000	178,422
Total Supranational				512,871

Turkey 1.17%
Turkiye Government International Bonds	7.625%	5/15/2034	200,000	212,751
Turkiye Ihracat Kredi Bankasi AS†	7.50%	2/6/2028	200,000	207,768
Total Turkey				420,519
Total Foreign Government Obligations (cost $1,696,517)				1,694,647
Total Long-Term Investments (cost $34,316,324)				33,586,250

SHORT-TERM INVESTMENTS 6.77%

U.S. TREASURY OBLIGATIONS 2.94%
U.S. Treasury Bills (cost $1,057,694)	Zero Coupon	10/3/2024	1,058,000	1,057,725

REPURCHASE AGREEMENTS 3.83%
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $1,357,500 of U.S. Treasury Note at 4.875% due 5/31/2026; value: $1,406,445; proceeds: $1,378,854 (cost $1,378,762)			1,378,762	1,378,762
Total Short-Term Investments (cost $2,436,456)				2,436,487
Total Investments in Securities 100.06% (cost $36,752,780)				36,022,737
Other Assets and Liabilities - Net(e) (0.06)%				(22,919)
Net Assets 100.00%				$35,999,818

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

EUR	Euro.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $18,842,286, which represents 52.34% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(e)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at September 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	11/20/2024	98,000	$108,339	$109,305	$(966)

Futures Contracts at September 30, 2024:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2024	26	Short		$(3,082,623)		$(3,075,718)	$6,905
U.S. 2-Year Treasury Note	December 2024	15	Long		3,116,249		3,123,633	7,384
Total Unrealized Appreciation on Futures Contracts								$14,289

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	December 2024	3	Short	EUR	(356,580)	EUR	(360,150)	$(3,974)
U.S. 5-Year Treasury Note	December 2024	21	Short		$(2,304,875)		$(2,307,539)	(2,664)
U.S. Long Bond	December 2024	6	Long		745,568		745,125	(443)
U.S. Ultra Bond	December 2024	2	Long		268,222		266,188	(2,034)
Total Unrealized Depreciation on Futures Contracts								$(9,115)

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks	$34,573	$–	$–		$34,573
Convertible Bonds	–	263,008	–		263,008
Corporate Bonds
Russia	–	–	–	(3)	–
Remaining Countries	–	31,594,022	–		31,594,022
Foreign Government Obligations	–	1,694,647	–		1,694,647
Short-Term Investments
Repurchase Agreements	–	1,378,762	–		1,378,762
U.S. Treasury Obligations	–	1,057,725	–		1,057,725
Total	$34,573	$35,988,164	$–		$36,022,737
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–		$–
Liabilities	–	(966)	–		(966)
Futures Contracts
Assets	14,289	–	–		14,289
Liabilities	(9,115)	–	–		(9,115)
Total	$5,174	$(966)	$–		$4,208

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

30	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Bond (“Emerging Markets Bond Fund”) and Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

31

Notes to Schedule of Investments (unaudited)(continued)

use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value as of the close of each business day.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2024, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Emerging Markets Bond Fund	$650,070	$688,000

33

QPHR-GLOBAL-3Q
(11/24)